SHARE-BASED COMPENSATION - Restricted Stock Units (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
SHARE-BASED COMPENSATION
Number of common stocks represented by each RSU		1
Weighted- average grant date fair value
Forfeiture percentage	13.04%	13.04%	13.04%
Fair value of stock option and RSU on the grant date	$ 3,500,000
Share-based compensation expense	347,466	$ 6,585,386	$ 1,828,868
Unrecognized compensation cost	$ 64,415	$ 518,891
Period of unrecognized compensation cost expected to be recognized (in years)	12 months
Restricted Stock Units
SHARE-BASED COMPENSATION
Vesting period		3 years
Number of Restricted Shares
Outstanding at beginning of year (in shares)	77,800
Granted (in shares)		616,700
Vested (in shares)	(38,900)	(538,900)
Forfeited (in shares)	(3,333)
Outstanding at end of year (in shares)	35,567	77,800
Weighted- average grant date fair value
Outstanding at beginning of year (in dollars per share)	$ 9.26
Granted (in dollars per share)		$ 9.26
Vested (in dollars per share)	9.26	9.26
Forfeited (in dollars per share)	9.26
Outstanding at end of year (in dollars per share)	$ 9.26	$ 9.26
Restricted Stock Units | First Anniversary of the date of grant
SHARE-BASED COMPENSATION
Vesting Rights		33.00%
Restricted Stock Units | Second and third anniversary of the grant date
SHARE-BASED COMPENSATION
Vesting Rights		67.00%